Intangible Assets - Balance and changes in intangible assets (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		R$ 1,782,655		R$ 1,762,593		R$ 2,369,355
Intangible assets, additions		318,335		310,412		441,748
Intangible assets, amortization		(212,222)		(182,681)		(120,492)
Intangible assets, transfer		169	[1]	(65)	[2]	(6,442)	[3]
Intangible assets, write-offs and disposals		(177,334)		(128,545)		(920)
Intangible assets, effect of foreign currency exchange rate variation		4,923		20,941		2,788
Intangible assets, reclassification to assets held for sale	[4]	(245,270)
Intangible assets, oxiteno andian		(451)		(163)		(290)
Intangible assets, ending balance		1,471,256		1,782,655		1,762,593
IFRS 16 [Member] | Intangibles assets arising from business combination
Disclosure of detailed information about intangible assets [line items]
Intangible assets, IFRS 16						(39,928)
Oxiteno Andina C A [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, oxiteno andian	[5]					(20)
Distribution rights asset [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning
Intangible assets, ending balance
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		3,388,802		3,191,963		3,105,856
Intangible assets, IFRS 16						(56,114)
Intangible assets, additions		462,826		310,412		151,997
Intangible assets, amortization
Intangible assets, transfer		372	[1]	(65)	[2]	(10,098)	[3]
Intangible assets, write-offs and disposals		(196,663)		(138,854)		(3,187)
Intangible assets, effect of foreign currency exchange rate variation		6,491		25,346		3,790
Intangible assets, reclassification to assets held for sale	[4]	(1,397,748)
Intangible assets, oxiteno andian	[5]					(281)
Intangible assets, ending balance		2,264,080		3,388,802		3,191,963
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		1,525,088		1,525,088		1,525,088
Intangible assets, IFRS 16
Intangible assets, additions
Intangible assets, amortization
Intangible assets, transfer			[1]		[2]		[3]
Intangible assets, write-offs and disposals
Intangible assets, effect of foreign currency exchange rate variation
Intangible assets, reclassification to assets held for sale	[4]	(706,992)
Intangible assets, oxiteno andian	[5]
Intangible assets, ending balance		R$ 818,096		R$ 1,525,088		R$ 1,525,088
Cost [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)		4 years		4 years		3 years
Intangible assets, beginning		R$ 1,395,046		R$ 1,210,529		R$ 1,062,486
Intangible assets, IFRS 16
Intangible assets, additions		284,311		184,027		145,004
Intangible assets, amortization
Intangible assets, transfer		372	[1]	993	[2]	2,553	[3]
Intangible assets, write-offs and disposals		(19,826)		(6,633)		(784)
Intangible assets, effect of foreign currency exchange rate variation		1,808		6,130		1,551
Intangible assets, reclassification to assets held for sale	[4]	(514,731)
Intangible assets, oxiteno andian	[5]					(281)
Intangible assets, ending balance		1,146,980		1,395,046		R$ 1,210,529
Cost [member] | Technology [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)						5 years
Intangible assets, beginning		32,617		32,617		R$ 32,617
Intangible assets, IFRS 16
Intangible assets, additions
Intangible assets, amortization
Intangible assets, transfer			[1]		[2]		[3]
Intangible assets, write-offs and disposals
Intangible assets, effect of foreign currency exchange rate variation
Intangible assets, reclassification to assets held for sale	[4]	(32,617)
Intangible assets, oxiteno andian	[5]
Intangible assets, ending balance				32,617		R$ 32,617
Cost [member] | Commercial property rights [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)						10 years
Intangible assets, beginning				7,934		R$ 64,032
Intangible assets, IFRS 16						(56,114)
Intangible assets, additions						3,820
Intangible assets, amortization
Intangible assets, transfer					[2]	(1,401)	[3]
Intangible assets, write-offs and disposals				(7,934)		(2,403)
Intangible assets, effect of foreign currency exchange rate variation
Intangible assets, oxiteno andian	[5]
Intangible assets, ending balance						R$ 7,934
Cost [member] | Distribution rights asset [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)		12 years		10 years		6 years
Intangible assets, beginning		R$ 133,599		R$ 133,599		R$ 142,989
Intangible assets, IFRS 16
Intangible assets, additions						1,505
Intangible assets, amortization
Intangible assets, transfer			[1]		[2]	(10,895)	[3]
Intangible assets, write-offs and disposals
Intangible assets, effect of foreign currency exchange rate variation
Intangible assets, reclassification to assets held for sale	[4]	(19,006)
Intangible assets, oxiteno andian	[5]
Intangible assets, ending balance		114,593		133,599		133,599
Cost [member] | Brands [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		136,962		122,504		120,571
Intangible assets, IFRS 16
Intangible assets, additions
Intangible assets, amortization
Intangible assets, transfer			[1]		[2]		[3]
Intangible assets, write-offs and disposals
Intangible assets, effect of foreign currency exchange rate variation		4,759		14,458		1,933
Intangible assets, reclassification to assets held for sale	[4]	(72,523)
Intangible assets, oxiteno andian	[5]
Intangible assets, ending balance		R$ 69,198		R$ 136,962		R$ 122,504
Cost [member] | Trademark rights [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)		39 years		39 years		35 years
Intangible assets, beginning		R$ 114,792		R$ 114,792		R$ 114,792
Intangible assets, IFRS 16
Intangible assets, additions
Intangible assets, amortization
Intangible assets, transfer			[1]		[2]		[3]
Intangible assets, write-offs and disposals
Intangible assets, effect of foreign currency exchange rate variation
Intangible assets, reclassification to assets held for sale	[4]
Intangible assets, oxiteno andian	[5]
Intangible assets, ending balance		R$ 114,792		R$ 114,792		R$ 114,792
Cost [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)		10 years		10 years		10 years
Intangible assets, beginning		R$ 50,698		R$ 44,900		R$ 43,281
Intangible assets, IFRS 16
Intangible assets, additions		1,678		1,040		1,668
Intangible assets, amortization
Intangible assets, transfer			[1]		[2]	(355)	[3]
Intangible assets, write-offs and disposals
Intangible assets, effect of foreign currency exchange rate variation		(76)		4,758		306
Intangible assets, reclassification to assets held for sale	[4]	(51,879)
Intangible assets, oxiteno andian	[5]
Intangible assets, ending balance		421		50,698		44,900
Cost [member] | Decarbonization credits [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning
Intangible assets, additions		176,837		125,345
Intangible assets, amortization
Intangible assets, transfer			[1]	(1,058)	[2]
Intangible assets, write-offs and disposals		(176,837)		(124,287)
Intangible assets, effect of foreign currency exchange rate variation
Intangible assets, reclassification to assets held for sale	[4]
Intangible assets, ending balance
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(1,012,867)		(835,625)		(736,501)
Intangible assets, IFRS 16						16,186
Intangible assets, additions
Intangible assets, amortization		(212,222)		(182,681)		(120,492)
Intangible assets, transfer		(203)	[1]		[2]	3,656	[3]
Intangible assets, write-offs and disposals		19,329		9,844		2,267
Intangible assets, effect of foreign currency exchange rate variation		(1,568)		(4,405)		(1,002)
Intangible assets, reclassification to assets held for sale	[4]	414,707
Intangible assets, oxiteno andian	[5]					261
Intangible assets, ending balance		(792,824)		(1,012,867)		(835,625)
Accumulated amortization [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(825,024)		(648,861)		(537,438)
Intangible assets, IFRS 16
Intangible assets, additions
Intangible assets, amortization		(206,025)		(175,144)		(110,088)
Intangible assets, transfer		(203)	[1]		[2]	13	[3]
Intangible assets, write-offs and disposals		19,329		3,375		611
Intangible assets, effect of foreign currency exchange rate variation		(1,566)		(4,394)		(998)
Intangible assets, reclassification to assets held for sale	[4]	334,087
Intangible assets, oxiteno andian	[5]					261
Intangible assets, ending balance		(679,402)		(825,024)		(648,861)
Accumulated amortization [member] | Technology [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(32,616)		(32,616)		(32,613)
Intangible assets, IFRS 16
Intangible assets, additions
Intangible assets, amortization						(3)
Intangible assets, transfer			[1]		[2]		[3]
Intangible assets, write-offs and disposals
Intangible assets, effect of foreign currency exchange rate variation
Intangible assets, reclassification to assets held for sale	[4]	32,616
Intangible assets, oxiteno andian	[5]
Intangible assets, ending balance				(32,616)		(32,616)
Accumulated amortization [member] | Commercial property rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning				(6,384)		(23,931)
Intangible assets, IFRS 16						16,186
Intangible assets, additions
Intangible assets, amortization				(85)		(848)
Intangible assets, transfer					[2]	(669)	[3]
Intangible assets, write-offs and disposals				6,469		2,878
Intangible assets, effect of foreign currency exchange rate variation
Intangible assets, oxiteno andian	[5]
Intangible assets, ending balance						(6,384)
Accumulated amortization [member] | Distribution rights asset [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(113,326)		(108,932)		(106,597)
Intangible assets, IFRS 16
Intangible assets, additions
Intangible assets, amortization		(3,093)		(4,394)		(6,511)
Intangible assets, transfer			[1]		[2]	4,176	[3]
Intangible assets, write-offs and disposals
Intangible assets, effect of foreign currency exchange rate variation
Intangible assets, reclassification to assets held for sale	[4]	15,392
Intangible assets, oxiteno andian	[5]
Intangible assets, ending balance		(101,027)		(113,326)		(108,932)
Accumulated amortization [member] | Trademark rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(9,056)		(6,119)		(3,182)
Intangible assets, IFRS 16
Intangible assets, additions
Intangible assets, amortization		(2,937)		(2,937)		(2,937)
Intangible assets, transfer			[1]		[2]		[3]
Intangible assets, write-offs and disposals
Intangible assets, effect of foreign currency exchange rate variation
Intangible assets, reclassification to assets held for sale	[4]
Intangible assets, oxiteno andian	[5]
Intangible assets, ending balance		(11,993)		(9,056)		(6,119)
Accumulated amortization [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(32,845)		(32,713)		(32,740)
Intangible assets, IFRS 16
Intangible assets, additions
Intangible assets, amortization		(167)		(121)		(105)
Intangible assets, transfer			[1]		[2]	136	[3]
Intangible assets, write-offs and disposals
Intangible assets, effect of foreign currency exchange rate variation		(2)		(11)		(4)
Intangible assets, reclassification to assets held for sale	[4]	32,612
Intangible assets, oxiteno andian	[5]
Intangible assets, ending balance		(402)		(32,845)		(32,713)
Provision for losses and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(593,280)		(593,745)
Intangible assets, IFRS 16
Intangible assets, additions		(144,491)				(593,745)
Intangible assets, amortization
Intangible assets, transfer			[1]		[2]		[3]
Intangible assets, write-offs and disposals				465
Intangible assets, effect of foreign currency exchange rate variation
Intangible assets, reclassification to assets held for sale	[4]	737,771
Intangible assets, oxiteno andian	[5]
Intangible assets, ending balance				(593,280)		(593,745)
Provision for losses and impairment [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning		(593,280)		(593,280)
Intangible assets, IFRS 16
Intangible assets, additions		(68,273)				(593,280)
Intangible assets, amortization
Intangible assets, transfer			[1]		[2]		[3]
Intangible assets, write-offs and disposals
Intangible assets, effect of foreign currency exchange rate variation
Intangible assets, reclassification to assets held for sale	[4]	661,553
Intangible assets, oxiteno andian	[5]
Intangible assets, ending balance				(593,280)		(593,280)
Provision for losses and impairment [member] | Commercial property rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning				(465)
Intangible assets, IFRS 16
Intangible assets, additions						(465)
Intangible assets, amortization
Intangible assets, transfer					[2]		[3]
Intangible assets, write-offs and disposals				465
Intangible assets, effect of foreign currency exchange rate variation
Intangible assets, oxiteno andian	[5]
Intangible assets, ending balance						R$ (465)
Provision for losses and impairment [member] | Distribution rights asset [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, additions		(76,218)
Intangible assets, amortization
Intangible assets, transfer	[1]
Intangible assets, write-offs and disposals
Intangible assets, effect of foreign currency exchange rate variation
Intangible assets, reclassification to assets held for sale	[4]	76,218
Intangible assets, ending balance

[1]	Refers to amounts transferred from PP&E.
[2]	Refers to amounts transferred to property, plant and equipment and prepaid expenses.
[3]	Refers to amounts transferred to PP&E and right-of-use assets.
[4]	For further information, see Note 3.c.1.
[5]	Refers to the asset write-offs of Oxiteno Andina.